Financial risk management activities - Reconciliation of deferred compensation asset (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure of fair value measurement of assets [line items]
Opening balance	$ 25	$ 28
Unwinding of the deferred compensation asset	1	2
Changes in estimates - fair value adjustments	(7)	(3)
Translation	0	(2)
Closing balance	19	25
10% increase in number of ounces
Effect of changes in assumptions
Change in deferred compensation asset $m	2	3
10% decrease in number of ounces
Effect of changes in assumptions
Change in deferred compensation asset $m	$ (2)	$ (3)